Movements in Equity - Summary of Cumulative Translation Exchange in Equity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	£ (709)	£ (652)	£ 330
Exchange movements on overseas net assets and net investment hedges	(259)	(93)	(907)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(25)	36	(75)
Ending balance	(993)	(709)	(652)
Retained earnings [member]
Beginning balance	(539)	(524)	381
Exchange movements on overseas net assets and net investment hedges	(239)	(51)	(830)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(25)	36	(75)
Ending balance	(803)	(539)	(524)
Fair value reserve [member]
Beginning balance	(9)	(1)	1
Exchange movements on overseas net assets and net investment hedges		(8)	(2)
Ending balance	(9)	(9)	(1)
Non- controlling interests [member]
Beginning balance	(161)	(127)	(52)
Exchange movements on overseas net assets and net investment hedges	(20)	(34)	(75)
Ending balance	£ (181)	£ (161)	£ (127)